Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2013	Feb. 28, 2014	Jun. 30, 2013
Document and Entity Information [Abstract]
Entity Registrant Name	MORGAN STANLEY SMITH BARNEY CHARTER CAMPBELL LP
Entity Central Index Key	0001169749
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Public Float			$ 40,497,897
Entity Common Stock, Shares Outstanding		3,063,532.422
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2013